United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, inc.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--97.2%
		Aerospace / Defense--2.6%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$2,675,250
1,875,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	796,875
4,100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	3,833,500
1,125,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	1,065,937
1,975,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	1,762,687
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,897,187
2,675,000	1,2	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	1,558,187
1,798,631	1,2	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	908,309
2,875,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,745,625
3,050,000	1,2	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	2,501,000
3,000,000	1,2	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	2,325,000
		TOTAL	23,069,557
		Automotive--2.8%
2,975,000	3,4	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	193,375
5,525,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.889%, 1/13/2012	4,281,875
6,900,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	5,971,501
825,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	668,410
4,550,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	4,211,489
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,253,422
9,550,000	3,4	General Motors Corp., Deb., 7.40%, 9/1/2025	1,193,750
2,525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,830,625
4,750,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	3,040,000
		TOTAL	24,644,447
		Building Materials--0.6%
250,000	1,2	Interface, Inc., 11.375%, 11/1/2013	260,000
2,325,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	2,185,500
950,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	767,125
2,050,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	594,500
2,750,000	3,4	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	151,250
2,025,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,316,250
		TOTAL	5,274,625
		Chemicals--3.2%
775,000	1,2	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	807,937
3,550,000	1,3,4	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	2,591,500
1,325,000	1,2	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,320,031
5,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	2,400,125
2,475,000	1,2	Invista, Unit, 9.25%, 5/1/2012	2,345,062
3,350,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	3,023,375
1,600,000	1,2	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	1,624,277
1,075,000	1,2	Nalco Co., 8.25%, 5/15/2017	1,085,750
2,163,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	2,130,555
5,825,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	5,970,625
3,900,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,583,125
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,278,451
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	830,088
		TOTAL	28,990,901
		Construction Machinery--0.5%
4,400,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,553,000
1,075,000	1,2	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,075,000
		TOTAL	4,628,000
		Consumer Products--5.2%
5,575,000	1,2	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	4,069,750
2,751,906		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	756,774
2,725,000	1,2	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,561,500
3,750,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	3,604,687
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,016,000
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,053,250
6,375,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	6,359,062
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,837,062
4,750,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	4,450,987
1,325,000	1,2	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,394,562
4,975,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,116,812
3,200,000	1,3,4	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	48,000
8,523,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	8,416,462
		TOTAL	46,684,908
		Energy--5.1%
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	2,780,000
4,375,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	3,543,750
2,225,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,974,687
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,756,562
3,075,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,113,437
850,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	784,125
525,000	1,2	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	526,312
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	1,921,500
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,171,500
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,497,125
2,850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,565,000
1,350,000	1,2	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	1,333,125
4,475,000	1,2	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	3,803,750
1,850,000	1,2	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	1,808,375
1,725,000	1,2	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,492,125
1,475,000	1,2	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,231,625
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,620,739
1,775,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,562,000
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	992,750
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	1,997,500
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,454,719
1,600,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,544,000
1,625,000	1,2	Sandridge Energy, Inc., 8.00%, 6/1/2018	1,397,500
1,400,000	1,2	Sandridge Energy, Inc., 9.875%, 5/15/2016	1,358,000
1,200,000	1,2	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,158,000
		TOTAL	45,388,206
		Entertainment--1.0%
3,325,000	1,2	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	3,300,062
3,325,000	1,3,4	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	49,875
4,775,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	4,560,125
1,375,000		Universal City Florida Holding Co., Floating Rate Note, 5.778%, 5/1/2010	1,130,937
		TOTAL	9,040,999
		Environmental--0.5%
3,525,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	3,541,523
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,051,266
		TOTAL	4,592,789
		Financial Institutions--3.1%
2,475,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	2,246,062
2,817,000	1,2	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	2,416,986
12,718,000	1,2	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	11,255,430
3,122,000	1,2	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	2,216,620
3,050,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,004,250
6,625,000	1,2	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	4,604,375
4,000,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,180,000
		TOTAL	27,923,723
		Food & Beverage--6.2%
4,850,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	4,462,000
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,216,250
3,125,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.528%, 2/1/2015	2,554,687
150,000		B&G Foods, Inc., Company Guarantee, Sr.Sub. Note, 12.00%, 10/30/2016	915,000
4,200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,189,500
1,200,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,209,000
750,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	697,500
2,350,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,185,500
4,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	3,991,125
850,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	809,625
5,075,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,973,500
2,400,000	1,2	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	2,322,000
4,675,000	3,4	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	3,576,375
3,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	3,162,250
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	2,677,500
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	4,281,250
3,700,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,052,500
2,075,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,519,937
800,000	1,2	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	794,000
2,475,000	1,2	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	2,697,750
		TOTAL	55,287,249
		Gaming--5.0%
3,575,000	1,2	Ameristar Casinos, Inc., 9.25%, 6/1/2014	3,664,375
4,075,000	1,2,3,4	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	173,187
3,748,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,485,640
3,300,000	1,2	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	2,920,500
1,825,000	1,2	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,733,750
3,775,000	1,3,4	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	18,875
5,200,000	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	4,056,000
876,037	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	490,581
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,444,375
400,000	1,2	MGM Mirage, 10.375%, 5/15/2014	417,000
775,000	1,2	MGM Mirage, 11.125%, 11/15/2017	825,375
775,000	1,2	MGM Mirage, 13.00%, 11/15/2013	852,500
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	2,590,000
7,325,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	4,788,719
425,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	342,125
2,225,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	2,124,875
3,225,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,950,875
2,750,000	1,2	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,241,250
3,675,000	1,2	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,223,375
2,400,000	1,2	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,124,000
3,525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,119,625
		TOTAL	44,587,002
		Health Care--9.6%
3,000,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	3,060,000
4,000,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,410,000
1,400,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,344,000
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,379,000
350,000	1,2	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	347,375
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	583,500
8,325,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	8,200,125
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,868,750
1,425,000	1,2	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,492,687
2,825,000	1,2	HCA, Inc., 8.50%, 4/15/2019	2,782,625
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,782,500
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	11,404,817
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	7,480,312
500,000	1,2	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	507,500
2,650,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	2,570,500
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	3,871,500
3,925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,561,937
925,000	1,2	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	851,000
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	4,243,500
1,525,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.635%, 6/1/2015	1,235,250
1,825,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,729,187
7,125,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	5,664,375
950,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	931,000
3,825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,681,562
1,625,000		Ventas Realty LP, 6.50%, 6/1/2016	1,464,531
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,687,500
1,425,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,286,062
950,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	921,500
5,585,000	1,2	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	4,412,150
		TOTAL	85,754,745
		Industrial - Other--5.7%
5,450,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,796,000
2,025,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,668,094
5,175,000	1,2	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,474,875
1,875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	1,743,750
2,400,000	1,2	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,337,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,624,250
3,425,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,009,719
1,225,000	1,2	ESCO Corp., Floating Rate Note - Sr. Note, 4.504%, 12/15/2013	963,156
1,150,000	1,2	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,000,500
6,050,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	5,944,125
2,275,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.583%, 4/1/2015	1,854,125
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,463,750
3,725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	3,711,031
2,975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,945,250
5,025,000	1,2	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,698,375
1,875,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,392,187
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,128,250
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,402,000
2,825,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,747,313
		TOTAL	50,903,750
		Lodging--1.2%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,334,875
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,001,500
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,417,813
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,346,625
3,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	2,877,906
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,152,750
		TOTAL	11,131,469
		Media - Cable--2.0%
725,000	1,2	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	722,281
6,850,000	3,4	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	7,261,000
4,275,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,429,969
600,000	1,2	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	612,750
750,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	765,938
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,058,969
2,700,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	2,673,000
		TOTAL	17,523,907
		Media - Non-Cable--8.4%
5,315,197		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,152,655
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,438,500
850,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	790,500
3,557,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,583,678
5,152,000	3,4	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	798,560
6,425,000	3,4	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	995,875
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,191,875
3,550,000	1,2	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	1,624,125
5,725,000	3,4	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	178,906
9,100,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	9,327,500
9,975,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	8,977,500
2,200,000	1,2	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	2,227,500
250,000	1,2	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	259,688
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,720,000
2,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,008,125
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,381,250
5,850,000	1,2	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	3,539,250
4,475,000	1,2	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	380,375
704,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	262,240
3,726,883	1,2	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	1,080,796
1,025,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	663,688
900,000	1,2	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	879,750
3,825,000	1,2	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	3,815,438
2,275,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,073,094
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,571,906
1,550,000	3,4	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	87,188
2,750,000	3,4	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	154,688
3,800,000	3,4	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	213,750
2,966,000	1,2	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	3,088,348
7,100,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	355,000
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	4,488,000
4,000,000	1,2	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	2,350,000
525,000	1,2	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	518,438
7,750,000	1	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,685,625
2,975,000	1,2	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	2,435,781
400,000	1,2	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	399,000
		TOTAL	75,698,592
		Metals & Mining--1.2%
2,975,000	3,4	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	48,344
2,400,000	3,4	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	63,000
4,075,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	4,111,341
1,325,000	1,2	Teck Cominco Ltd., Sr. Secd. Note, Series 144A, 10.75%, 5/15/2019	1,426,569
3,350,000	1,2	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 10.25%, 5/15/2016	3,513,436
1,100,000	1,2	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 9.75%, 5/15/2014	1,139,596
		TOTAL	10,302,286
		Packaging--2.4%
3,850,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,532,375
4,425,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	3,750,188
4,725,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	4,642,313
1,050,000	1,2	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,018,500
4,350,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	4,393,500
925,000	1,2	Owens-Brockway Glass Container, Inc., Company Guarantee, Series 144A, 7.375%, 5/15/2016	901,875
1,750,000	1,2	Rock-Tenn Co., Sr. Note, 9.25%, 3/15/2016	1,789,375
977,424	1,3,4,5	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	45,352
775,000	1,2	Sealed Air Corp., 7.875%, 6/15/2017	769,203
525,000	1,2	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	528,938
		TOTAL	21,371,619
		Paper--1.6%
775,000	1,2	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	794,375
2,750,000	1,2	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	2,681,250
425,000	1,2	Graphic Packaging International Corp., 9.50%, 6/15/2017	420,750
7,100,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,816,000
1,725,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	836,625
4,975,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,417,875
725,000		Rock-Tenn Co., 9.25%, 3/15/2016	741,313
850,000	1,2	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	782,000
		TOTAL	14,490,188
		Restaurants--0.9%
2,425,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,231,000
4,550,000		NPC International, Inc., 9.50%, 5/1/2014	4,163,250
2,975,000	1,2	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.129%, 3/15/2014	2,067,625
		TOTAL	8,461,875
		Retailers--3.4%
1,200,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,176,000
4,925,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	5,343,625
5,900,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	4,749,500
1,375,000	1,2	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	1,319,526
475,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	311,989
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	398,141
1,100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	773,004
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	624,252
5,775,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,472,625
3,775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,736,875
1,100,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	869,433
3,500,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	3,482,500
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	847,500
6,400,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	5,024,000
2,175,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,767,188
		TOTAL	30,896,158
		Services--2.2%
4,325,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	3,638,406
6,200,000		KAR Holdings, Inc., 10.00%, 5/1/2015	5,115,000
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,796,000
5,650,000		West Corp., Sr. Note, 9.50%, 10/15/2014	4,972,000
		TOTAL	19,521,406
		Supermarkets--0.2%
2,050,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,998,750
		Technology--5.1%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,120,750
5,400,000	1,2	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	4,515,750
4,675,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	3,342,625
3,515,406		Freescale Semiconductor, Inc., Company Guarantee, PIK 9.125%, 12/15/2014	1,318,277
4,275,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	2,180,250
3,875,000	1,2	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,608,125
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,280,000
4,575,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,506,375
1,250,000	1,2	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	1,295,313
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,307,188
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.708%, 4/1/2012	2,190,125
700,000	1,2	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	689,500
5,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	4,940,000
5,475,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,084,906
3,300,000	1,2	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	3,184,500
2,325,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,383,375
		TOTAL	45,947,059
		Textile--0.2%
2,100,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,073,750
		Tobacco--0.6%
2,850,000	1,2	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	2,714,625
2,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	2,692,578
		TOTAL	5,407,203
		Transportation--1.4%
4,075,000	1,2	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	2,791,375
3,450,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,191,250
3,375,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	3,020,625
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,449,250
2,500,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,118,750
		TOTAL	12,571,250
		Utility - Electric--3.7%
4,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,879,563
6,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,637,500
1,050,000		Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	771,750
1,411,315	1,2	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,374,665
2,500,000	1,2	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	2,381,250
3,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,520,125
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,720,031
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,096,455
1,475,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	1,422,536
7,300,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	4,580,750
2,725,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,709,938
		TOTAL	33,094,563
		Utility - Natural Gas--5.2%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,232,000
650,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	612,625
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	4,119,300
5,150,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,467,625
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,053,250
775,000	1,2	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	761,438
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,597,875
850,000	1,2	MarkWest Energy Partners LP, Sr. Note, Series 144A, 6.875%, 11/1/2014	705,500
4,175,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	3,632,250
1,075,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	1,032,832
3,175,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,254,204
1,225,000	1,2	Regency Energy Partners LP, 9.375%, 6/1/2016	1,191,313
3,047,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	2,955,590
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,935,219
5,175,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	5,650,112
2,550,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,522,478
2,625,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	2,590,613
		TOTAL	46,314,224
		Wireless Communications--5.0%
2,000,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.958%, 1/1/2013	2,000,000
1,375,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,412,813
1,900,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	2,014,000
775,000	1,2	Crown Castle International Corp., 7.75%, 5/1/2017	759,500
775,000		Crown Castle International Corp., 9.00%, 1/15/2015	792,438
1,400,000	1,2	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	1,393,000
3,775,000	1,2	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,152,125
3,601,262	1,2	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	3,007,054
2,525,000	1,2	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,461,875
7,050,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	7,041,188
950,000	1,2	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	945,250
7,225,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	5,798,063
2,025,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,095,875
9,800,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	8,158,500
4,775,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,927,438
		TOTAL	44,959,119
		Wireline Communications--1.4%
9,050,000		Qwest Corp., Note, 8.875%, 3/15/2012	9,163,125
3,050,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	3,005,001
675,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	649,688
		TOTAL	12,817,814
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,044,248,432)	871,352,133
		COMMON STOCKS--0.1%
		Consumer Products--0.0%
3,192	1,3,5	Sleepmaster LLC	32
		Lodging--0.0%
1,750	1,3,5	Motels of America, Inc.	0
		Media - Cable--0.1%
52,360		Virgin Media, Inc.	489,566
		Media - Non-Cable--0.0%
46	3,5	Sullivan Graphics, Inc.	0
		Metals & Mining--0.0%
237,797	1,3,5	Royal Oak Mines, Inc.	4,804
		Other--0.0%
746	1,3,5	CVC Claims Litigation LLC	0
		Packaging--0.0%
24	1,3,5	Pliant Corp.	0
107,000	1,3,5	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,279,495)	494,402
		WARRANT--0.0%
		Media - Non-Cable--0.0%
6,750	3	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $1,348,981)	3,206
		PREFERRED STOCK--0.2%
		Finance - Commercial --0.2%
3,728	1,2	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,137,223)

1,603,506

MUTUAL FUND--0.9%

8,432,730
6,7
Prime Value Obligations Fund, Institutional Shares, 0.72%
(AT NET ASSET VALUE)

8,432,730

TOTAL INVESTMENTS – 98.4%
(IDENTIFIED COST 1,066,446,861)8

881,885,977

OTHER ASSETS AND LIABILITIES – NET– 1.6%9

14,614,749

TOTAL NET ASSETS – 100%

$
896,500,726

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $194,207,801, which represented 21.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2009, these liquid restricted securities amounted to $189,763,738, which represented 21.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$ 7,280,944	$ ---
	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 – 5/12/2008	$ 3,472,053	$2,591,500
	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$ 3,283,529	$ 49,875
	Herbst Gaming, Inc. Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$ 3,002,875	$ 18,875
	Motels of America, Inc.	8/30/1994	$ 117,506	$ ---
	Pliant Corp.	7/18/2006	$ ---	$ ---
	Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$ 26,419	$ 4,804
	Russell Stanley Holdings, Inc.	2/5/1999 – 7/9/1999	$ ---	$ ---
	Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$ 5,341,207	$ 45,352
	Sleepmaster LLC	12/23/2004	$ ---	$ 32
	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 – 8/23/2005	$ 4,128,313	$ 48,000
	WDAC Subsidiary Corp., Sr. Note, 8.375%12/1/2014	11/30/2004 – 11/3/2005	$ 7,589,813	$ 1,685,625
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated company.
7	7-Day net yield.
8
At June 30, 2009, the cost of investments for federal tax purposes was $1,064,889,171. The net unrealized depreciation of investments for federal tax purposes was $183,003,194. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,854,127 and net unrealized depreciation from investments for those securities having an excess of cost over value of $197,857,321.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$-	$871,306,781	$45,352	$871,352,133
Equity Securities
Domestic	$489,566	$1,606,712	$32	$2,096,310
International	$-	$-	$4,804	$4,804
Mutual Funds	$8,432,730	$-	$-	$8,432,730
TOTAL Securities	$8,922,296	$872,913,493	$50,188	$881,885,977

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity - Domestic Securities	Investments in Equity - International Securities
Balance as of April 1, 2009	$45,352	$32	$4,432
Change in unrealized appreciation (depreciation)	11,499,028	---	372
Realized gain (loss)	(11,499,028)	---	---
Balance as of June 30, 2009	$45,352	$32	$4,804
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2009.	$-	$-	$372

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009